Contingencies (Details) ₪ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) subsidiary	Dec. 31, 2017 USD ($)	Dec. 31, 2017 ILS (₪)
Disclosure of contingent liabilities [line items]
Number of subsidiaries involved in industry-related investigations regarding competition law issues | subsidiary	2
Other legal matters excluding claims in the ordinary course of business
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	$ 9
Alleged breaches of competition laws
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities		$ 130	₪ 403
Contingent liability for guarantees
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	$ 11